Net (Loss) Income Per Share - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Earnings Per Share [Abstract]
Anti-dilutive effect attributable to outstanding stock-based compensation	3.1	3.1